Property, Plant and Equipment - Summary of Detailed Information Of Movement Of Leases (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	[1]	€ 12,088
Ending balance		12,062	€ 12,088	[1]
Assets Under Lease [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	[1]	1,874
Ending balance		1,813	1,874	[1]
Cost [Member] | Assets Under Lease [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	[1]	3,586	3,679
Additions		452	421	[1]
Disposals		(420)	(451)	[1]
Hyperinflationary adjustment		23
Currency retranslation		60	(63)	[1]
Ending balance		3,701	3,586	[1]
Accumulated depreciation [Member] | Assets Under Lease [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	[1]	(1,712)	(1,682)
Depreciation charge for the year		(456)	(483)	[1]
Disposals		304	421	[1]
Hyperinflationary adjustment		9
Currency retranslation		(33)	32	[1]
Ending balance		(1,888)	(1,712)	[1]
Land and buildings [Member] | Assets Under Lease [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	[1]	1,529
Ending balance		1,477	1,529	[1]
Land and buildings [Member] | Cost [Member] | Assets Under Lease [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	[1]	2,770	2,880
Additions		278	250	[1]
Disposals		(240)	(310)	[1]
Hyperinflationary adjustment		23
Currency retranslation		43	(50)	[1]
Ending balance		2,874	2,770	[1]
Land and buildings [Member] | Accumulated depreciation [Member] | Assets Under Lease [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	[1]	(1,241)	(1,275)
Depreciation charge for the year		(297)	(300)	[1]
Disposals		154	307	[1]
Hyperinflationary adjustment		9
Currency retranslation		(22)	27	[1]
Ending balance		(1,397)	(1,241)	[1]
Property, plant and equipment [member] | Assets Under Lease [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	[1]	345
Ending balance		336	345	[1]
Property, plant and equipment [member] | Cost [Member] | Assets Under Lease [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	[1]	816	799
Additions		174	171	[1]
Disposals		(180)	(141)	[1]
Hyperinflationary adjustment		0
Currency retranslation		17	(13)	[1]
Ending balance		827	816	[1]
Property, plant and equipment [member] | Accumulated depreciation [Member] | Assets Under Lease [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	[1]	(471)	(407)
Depreciation charge for the year		(159)	(183)	[1]
Disposals		150	114	[1]
Currency retranslation		(11)	5	[1]
Ending balance		€ (491)	€ (471)	[1]

[1]	Restated following adoption of IFRS 16. See note 1 and note 24 for further details.